Common Stock, Long-Term Incentive Compensation Plan, Non-vested Stock and Common Stock Equivalent Units (Details) - Predecessor [Member] - Restricted Stock [Member] - USD ($)
$ / shares in Units, $ in Millions
	3 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-Vested Stock, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share)	$ 48.11
Weighted average grant date fair value, non-vested, vested (in dollars per share)	46.53
Weighted average grant date fair value, non-vested, forfeited (in dollars per share)	54.64
Weighted average grant date fair value, non-vested, end of period (in dollars per share)	$ 0.00	$ 48.11
Non-Vested Stock, Activity [Roll Forward]
Shares, non-vested, beginning of period (in shares)	269,988
Shares, vested (in shares)	(217,588)
Shares, forfeited (in shares)	(52,400)
Shares, non-vested, end of period (in shares)	0	269,988
Non-Vested Stock, Fair Value Assumptions [Abstract]
Expected term (in years)		3 years	3 years
Volatility of Cleco stock (in hundredths)		15.80%	17.30%
Correlation between Cleco stock volatility and peer group (in hundredths)		63.10%	66.50%
Expected dividend yield (in hundredths)		2.90%	3.00%
Weighted average fair value (Monte Carlo model) (in dollars per share)		$ 45.60	$ 54.58
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Fair value of shares of non-vested stock vested during period	$ 10.1	$ 3.3	$ 5.6
2010 Long-Term Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Non-vested shares of common stock granted during the year (in shares)	0